Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	15.75%
PHLX Utility Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.88%	6.07%	6.84%
First Trust EIP Power Solutions ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.45%	8.83%	9.29%
Performance Inception Date	Aug. 19, 2019
First Trust EIP Power Solutions ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.12%	7.90%	8.36%
First Trust EIP Power Solutions ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	6.50%	6.89%